Organization and Nature of Operations - Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries (Details) - VIE [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries [Line Items]
Revenue, net	$ 9,587,978	$ 6,962,241
Gross profit	3,289,729	2,302,472
Income from operations	1,369,299	358,516
Net income	$ 994,857	$ 68,547